Chapter 11 proceedings - Condensed Combined Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (9.0)	$ 128.7	$ 339.9
Cash Flows from Investing Activities
Additions to rigs and equipment	(1.8)	0.0	(5.7)
Change in restricted cash	1.0	1.3	4.5
Net cash used in investing activities	(0.8)	1.3	(39.0)
Cash Flows from Financing Activities
Repayments of debt	(184.2)	(214.1)	(305.1)
Net cash provided by/(used in) financing activities	(29.2)	(218.2)	(264.1)
Effect of exchange rate changes on cash and cash equivalents	(0.2)	6.0	(2.1)
Net (decrease)/increase in cash and cash equivalents	(39.2)	(82.2)	34.7
Cash and cash equivalents at beginning of the period	68.7	150.9	116.2
Cash and cash equivalents at the end of period	29.5	68.7	$ 150.9
Consolidated Entities Under Chapter 11 Bankruptcy
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(5.4)
Cash Flows from Investing Activities
Additions to rigs and equipment	(1.8)
Change in restricted cash	(2.8)
Net cash used in investing activities	(4.6)
Cash Flows from Financing Activities
Repayments of debt	(11.5)
Net cash provided by/(used in) financing activities	(11.5)
Effect of exchange rate changes on cash and cash equivalents	(0.2)
Net (decrease)/increase in cash and cash equivalents	(21.7)
Cash and cash equivalents at beginning of the period	41.1
Cash and cash equivalents at the end of period	$ 19.4	$ 41.1